Party-in-Interest and Related Party Transactions	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest and Related Party Transactions

6. PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS:

Transactions in shares of Kimco Realty Corporation common stock qualify as party-in-interest transactions under the provisions of ERISA. During the year ended December 31, 2024, the Plan made purchases of $1,185,321 and had sales of $1,986,491 of Kimco Realty Corporation common stock. During the year ended December 31, 2023, the Plan made purchases of $858,321 and had sales of $900,526 of Kimco Realty Corporation common stock.

During the plan years ended December 31, 2024 and 2023, the unrealized gain on the Kimco Realty Corporation common stock was $604,071 and $61,393, respectively. In addition, there were $412,677 and $433,493 of Kimco Realty Corporation common stock dividends that were reinvested during the plan years ended December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the Plan held 375,528 shares and 415,961 shares of Kimco Realty Corporation common stock at a value of $8,798,631 and $8,864,125, respectively.

Certain members of Kimco Realty Corporation management perform administrative and fiduciary duties for the Plan that qualify them as parties-in-interest and/or related parties of the Plan. Transactions between such members of Kimco Realty Corporation management and the Plan were routine in nature and conducted pursuant to the Plan’s provisions as of and during the years ended December 31, 2024 and 2023.

TRP RPS serves as the record keeper to maintain the individual accounts of each Plan participant as the Plan’s trustee. Substantially all administrative expenses of the Plan are paid by the Company. The Plan has a revenue-sharing agreement with TRP RPS where TRP RPS would apply administrative credits to certain administrative fee payments. The administrative credits would be used to pay certain administrative expenses of the Plan, as directed by the Company. See Footnote 1 for further details.

Certain Plan investments are held in Kimco Realty Corporation common stock (the Plan Sponsor), shares of mutual funds offered by TRP RPS or a stable value common trust fund. These investments, as well as participant loans, qualify as permitted party-in-interest transactions as defined by ERISA.